UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2013

Item 1. Report to Stockholders.

2013
Semiannual Report

March 31, 2013

Equity Funds
FundX ETF Aggressive Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Upgrader Fund
FundX ETF Upgrader Fund

Balanced Fund
FundX Conservative Upgrader Fund

Fixed Income Fund
FundX Flexible Income Fund

Hedged Funds
FundX Tactical Upgrader Fund
FundX Tactical Total Return Fund

FundX Upgrader Funds

Table of Contents

Shareholder Letter	3

FundX Upgrader Fund
Manager’s Discussion of Fund Performance	5
Schedule of Investments	6

FundX Aggressive Upgrader Fund
Manager’s Discussion of Fund Performance	7
Schedule of Investments	8

FundX Conservative Upgrader Fund
Manager’s Discussion of Fund Performance	9
Schedule of Investments	10

FundX Flexible Income Fund
Manager’s Discussion of Fund Performance	11
Schedule of Investments	12

FundX ETF Aggressive Upgrader Fund
Manager’s Discussion of Fund Performance	13
Schedule of Investments	14

FundX ETF Upgrader Fund
Manager’s Discussion of Fund Performance	15
Schedule of Investments	16

FundX Tactical Upgrader Fund
Manager’s Discussion of Fund Performance	17
Schedule of Investments	18

FundX Tactical Total Return Fund
Manager’s Discussion of Fund Performance	20
Schedule of Investments	21

Statements of Assets and Liabilities	24

Statements of Operations	26

Statements of Changes in Net Assets	28

Financial Highlights	36

Notes to Financial Statements	44

Expense Example	52

Additional Information	54

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1969 – DAL Investment Company is a Registered Investment Advisor (RIA)

1976 – The firm starts publishing NoLoad FundX newsletter.

2001 –The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002 – Inception of three additional funds:  FundX Aggressive Upgrader Fund (HOTFX),   FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2007 – In response to requests for ETF-only portfolios, the firm creates FundX ETF Upgrader Fund (REMIX) and FundX ETF Aggressive Upgrader Fund (UNBOX), two funds that invest solely in exchange traded funds (ETFs).

2008 – The firm announces a new mutual fund that isn’t always fully invested: FundX Tactical Upgrader Fund (TACTX).

2009 – FundX Tactical Total Return Fund (TOTLX) combines the firm’s bond fund strategy with its Tactical approach.

2012 – DAL Investment Company is renamed FundX Investment Group.

FundX Upgrader Funds

The FundX Upgrader Funds are a series of eight mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer varying levels of potential risk and reward.

Knowledgeable Portfolio Management

We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.

A Strategy You Can Understand

The Upgrading strategy ranks noload mutual funds and ETFs based on trailing 1, 3, 6 and 12-month performance, buying top performers, then holding them only while they remain top-ranked based on near-term performance.

The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies we identify as being in sync with current market leadership.

A Portfolio that Responds to Market Changes

Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, and global geographic regions.  We align the FundX Upgrader Fund portfolios with leadership trends. We move incrementally to top ranked funds in our scoring system by progressively selling the lower ranked funds and reinvesting in the new leaders.

FundX Upgrader Funds

March 31, 2013

Dear Fellow Shareholders,

Markets around the world posted positive returns for the six-months that ended March 31, 2013. After reaching a low point four years ago, many major indexes are now approaching their all-time highs.

Market leadership has shifted during the last six months: foreign markets outperformed domestic in the fourth quarter of 2012, but U.S. markets dominated in the first quarter of 2013. Many U.S. market indexes hit new highs in the first quarter of 2013 and ended the quarter with double-digit gains, while international markets trailed behind and emerging markets were negative for the first quarter.

The S&P 500 was one of the indexes that hit a fresh high in March 2013, and the index is basically at the same price level as it was in 2000 and 2007. But today, investors are getting more for their money than they were in 2000 or 2007, according to a recent report from Ned Davis Research, a Florida-based firm that provides research to institutional clients. Ned Davis found that the S&P 500 is at a much stronger place fundamentally in 2013 than it was in 2007 or 2000. Based on earnings, sales, dividends, and book value, stocks are cheaper now than they were at the previous two peaks. Cash levels are higher, and debt/assets are now lower. While we don’t know where the near-term will take us, we are of the opinion that stocks are currently the place to invest for the long term.

Participating in Market Gains

All of the FundX Upgrader Funds participated in the market’s gains over the six months ending March 31, 2013. Our Upgrading investment approach leads us to change the Funds’ portfolios as market leadership changes. We changed the equity FundX Upgrader Fund portfolios over the last six month in response to the market’s shift from foreign markets to domestic.  All of the equity Upgrader Funds had exposure to foreign funds at the end of 2012 when foreign markets were in favor, but as U.S. markets began to outperform in the first quarter, we replaced some of the Funds’ foreign positions with leading U.S. value funds, specifically small- and mid-cap value funds.

Some investors see changing markets as a problem, but we see change as an opportunity. Our Upgrading investment strategy seeks to take advantage of changing markets, and it requires us to be willing to buy into new areas of the market, even if those new areas have been out of favor for years. We believe that those who get stuck in one area of the market could eventually be left behind when new market trends take hold.

Preparing for Changing Bond Markets

Our tagline, Because Markets Change, drives our investment strategy, and it applies to fixed income as well as equities.  Fixed income faces greater headwinds considering today’s low interest rates, but our fixed income strategy isn’t limited to just one area of the bond market. We’ve continued to find pockets of opportunity in the bond markets, and although we continue to perform with rates stable and falling, we also believe our flexible strategy has the potential to capitalize on a rising rate trend.

Bridging the Gap between Stock Volatility and Low Bond Yields

For those looking for an alternative to the volatility of stocks or the relatively low yields currently offered by bonds, our Tactical funds use defensive hedging techniques to seek consistent, positive returns that are neither correlated to stocks nor bonds.

On the following pages of this Semiannual Report, you’ll find specific details about how the Funds’ portfolios have changed.

Thank you for giving us the opportunity to serve you,

Janet Brown
President  & Portfolio Manager

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FundX Upgrader Funds

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified. The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives, which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

References to other funds should not be interpreted as an offer of these securities.

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The Barclays Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

An investment cannot be made directly in an index.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Correlation is the statistical measure of how two securities move in relation to each other.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

Must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.  Quasar Distributors, LLC is also the distributor for the Osterweis Strategic Income Fund.

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FundX Upgrader Fund (FUNDX)

Our flagship FundX Upgrader Fund is based on our popular growth model. FUNDX is a fully invested equity fund that primarily invests in diversified core equity funds and ETFs and has limited exposure to more speculative sector and single country funds and ETFs.

Our Upgrading investment approach seeks to steer our portfolios into leading areas of the market and avoid lagging areas. As of our last Annual Report (dated September 30, 2012), FUNDX held leading dividend and large-cap growth funds, and had very little foreign exposure, but in the fourth quarter of 2012 foreign funds gained even more strongly than their U.S. counterparts. Consequently, we increased exposure to foreign funds and ETFs, especially those that invest in Europe. By December 31, 2012, FUNDX was about 50% in foreign funds like iShares MSCI EMU (EZU), Oppenheimer International Small Company (OSMYX), and Vanguard Europe (VGK).  Some international funds, like Oppenheimer International Small-Cap (OSMYX), Oakmark International (OAKIX) and Vanguard Europe (VGK), have remained in the portfolio from November of last year through March 31, 2013.

U.S. markets regained their footing in the first quarter of 2013, and we replaced some of FUNDX’s foreign positions with new leading domestic value funds and ETFs. By March 31, 2013, FUNDX was 75-80% invested in the U.S., holding funds like iShares Russell Mid-Cap Value (IWS), Wells Fargo Advantage Special Mid-Cap (WFMIX), and Vanguard Small-Cap Value (VBR).  If foreign markets bounce back, the Fund’s remaining foreign positions could help the Fund participate. If U.S. markets extend their lead, the Fund could be 100% invested in U.S. funds and ETFs.

There has been remarkable consistency among leading sectors. FUNDX has held health care and homebuilding funds and ETFs, such as T. Rowe Price Health Sciences (PRHSX) and SPDR S&P Homebuilders (XHB), for over a year now.

By following our rankings, FUNDX managed to avoid lagging sectors like precious metals (gold and silver), which were negative for the trailing six-months ending March 31, 2013. It also avoided emerging markets, such as the BRIC economies (Brazil, Russia, India, China), which are also in negative territory for the year.

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FundX Upgrader Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Core Funds: 69.8%
316,299	Ariel Fund	$18,750,225
426,343	Dodge & Cox International Fund	15,305,712
321,500	iShares Russell Midcap Value Index Fund	18,325,500
181,500	iShares S&P MidCap 400 Value Index Fund	18,311,535
1,087,863	Janus Contrarian Fund	18,417,519
160,877	Mairs & Power Growth Fund	15,119,218
791,548	Matthews Asian Growth & Income Fund	15,379,776
700,660	Oakmark Global Fund	17,838,802
847,774	Oakmark International Fund	18,693,411
285,914	PIMCO International StocksPLUS Fund (U.S. Dollar Hedged)	2,147,216
929,249	TCW Dividend Focused Fund^	12,637,792
265,989	Wells Fargo Advantage Special Mid Cap Fund^	7,466,305
	Total Core Funds	178,393,011

	Speculative Funds: 30.0%
110,137	Ariel Appreciation Fund	5,220,502
283,599	Baron Partners Fund*	7,671,361
41,347	Brown Capital Management Small Company Fund	2,394,016
286,322	Fidelity Leveraged Company Fund	10,364,848
278,000	Financial Select Sector SPDR	5,056,820
47,000	iShares Dow Jones U.S. Transportation Average Index Fund	5,231,100
129,000	iShares MSCI Switzerland Index Fund	3,787,440
49,000	iShares S&P Global Financials Sector Index Fund	2,376,500
242,385	JP Morgan Small Cap Value Select Fund	5,846,321
228,976	Oppenheimer International Small Company Fund	5,625,947
7,981	Parnassus Fund	342,959
172,000	SPDR S&P Homebuilders ETF	5,158,280
81,838	T. Rowe Price Health Sciences Fund	3,883,203
127,000	Vanguard Small Cap Value ETF	10,433,050
126,709	Wasatch International Growth Fund	3,289,372
	Total Speculative Funds	76,681,719
	Total Investment Companies
	(Cost $235,648,174)	255,074,730

	SHORT-TERM INVESTMENTS: 0.1%
333,006	Fidelity Government Portfolio - Institutional, 0.01%#	333,006
	Total Short-Term Investments
	(Cost $333,006)	333,006

	Total Investments: 99.9%
	(Cost $235,981,180)	255,407,736
	Other Assets in Excess of Liabilities: 0.1%	170,700
	Net Assets: 100.0%	$255,578,436

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2013.
^	A portion of these securities is considered illiquid. The fair value of illiquid portions total $6,842,459 which represent 2.68% of total net assets.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund (HOTFX)

The FundX Aggressive Upgrader Fund is a fully invested equity fund that invests in more speculative funds in the hope of achieving potentially higher returns over time. To manage the volatility of these more aggressive funds, HOTFX maintains a solid 40% allocation to core diversified funds.

Our Upgrading investment approach seeks to steer our portfolios into leading areas of the market and avoid lagging areas. As of our last Annual Report (dated September 30, 2012), HOTFX held leading dividend and large-cap growth funds and had very little foreign exposure, but in the fourth quarter of 2012 foreign funds gained even more strongly than their U.S. counterparts. Consequently, we increased exposure to foreign funds and ETFs, especially those that invest in Europe. By December 31, 2012, HOTFX was about 50% in foreign funds like iShares MSCI EMU (EZU), Oppenheimer International Growth (OIGYX), and Vanguard Europe (VGK).  Some international funds have remained in the portfolio from November of last year through March 31, such as Matthews Asian Growth & Income (MACSX), Oakmark International (OAKIX) and Oppenheimer International Small Company (OSMYX).

U.S. markets regained their footing in the first quarter of 2013, and we replaced some of our foreign positions with new leading domestic value funds and ETFs. By March 31, 2013, HOTFX was 75-80% invested in the U.S., holding funds like iShares Russell Mid-Cap Value (IWS), Wells Fargo Advantage Special Mid-Cap (WFMIX), and Vanguard Small-Cap Value (VBR).  If foreign markets bounce back, the Fund’s remaining foreign positions could help the Fund participate, and if U.S. markets continue to lead, the Fund could be 100% invested in U.S. funds and ETFs.

There has been remarkable consistency among leading sectors and HOTFX has substantial (60%) exposure to more concentrated sector and single-country funds and ETFs. HOTFX has held health care and homebuilding funds and ETFs, such as T. Rowe Price Health Sciences (PRHSX) and SPDR S&P Homebuilders (XHB) for over a year now.

By following our rankings, HOTFX managed to avoid lagging sectors like precious metals (gold and silver), which were negative for the trailing six-months ending March 31, 2013. It also avoided emerging markets, such as the BRIC economies (Brazil, Russia, India, China), which are also in negative territory for the year.

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FundX Aggressive Upgrader Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Core Funds: 41.6%
61,212	Ariel Fund	$3,628,633
95,417	Dodge & Cox International Fund	3,425,486
24,000	iShares Russell Midcap Value Index Fund	1,368,000
14,000	iShares S&P Midcap 400 Value Index Fund	1,412,460
164,599	Janus Contrarian Fund	2,786,665
151,358	Matthews Asian Growth & Income Fund	2,940,878
109,238	Oakmark Global Fund	2,781,202
169,475	Oakmark International Fund	3,736,913
142,957	PIMCO International StocksPLUS Fund (U.S. Dollar Hedged)	1,073,608
57,017	PIMCO StocksPLUS Absolute Return Fund	565,604
188,370	TCW Dividend Focused Fund	2,561,827
74,156	Wells Fargo Advantage Special Mid Cap Fund	2,081,572
	Total Core Funds	28,362,848

	Speculative Funds: 58.4%
59,207	Ariel Appreciation Fund	2,806,392
112,326	Baron Partners Fund*	3,038,407
38,000	Brown Capital Management Small Company Fund	2,200,191
109,263	Fidelity Leveraged Company Fund	3,955,319
137,000	Financial Select Sector SPDR	2,492,030
24,700	iShares Dow Jones U.S. Transportation Average Index Fund	2,749,110
91,300	iShares MSCI Switzerland Index Fund	2,680,568
22,500	iShares S&P Global Financials Sector Index Fund	1,091,250
134,900	JP Morgan Small Cap Value Select Fund	3,253,800
154,208	Oppenheimer International Small Company Fund	3,788,884
24,351	Parnassus Fund	1,046,383
128,200	SPDR S&P Homebuilders ETF	3,844,718
25,784	T. Rowe Price Health Sciences Fund	1,223,434
42,200	Vanguard Small Cap Value ETF	3,466,730
82,092	Wasatch International Growth Fund	2,131,119
	Total Speculative Funds	39,768,335
	Total Investment Companies
	(Cost $62,212,308)	68,131,183

	Total Investments: 100.0%
	(Cost $62,212,308)	68,131,183
	Liabilities in Excess of Other Assets: (0.0%)	(3,951)
	Net Assets: 100.0%	$68,127,232

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund (RELAX)

The FundX Conservative Upgrader Fund (RELAX) is a balanced fund that allocates 60% to core diversified equity funds and 40% to our flexible income model, which includes bond funds. The Fund’s equity exposure seeks to participate in stock market growth, while the fixed income attempts to manage volatility. RELAX has no exposure to speculative sector or single-country funds.

In both equities and fixed income we seek to invest in leading areas of the market and avoid lagging areas. As of our last Annual Report (dated September 30, 2012), RELAX’s equity positions were focused on leading dividend and large-cap growth funds, and the Fund had very little foreign exposure. In the fourth quarter of 2012, foreign funds gained even more strongly than their U.S. counterparts. Consequently, we increased exposure to foreign funds and ETFs, especially those that invest in Europe. By December 31, 2012, nearly 50% of RELAX’s equity exposure was in foreign funds like iShares MSCI EAFE (EFA), Oakmark International (OAKIX), and Vanguard Europe (VGK).  Some international funds have remained in the portfolio from November of last year through March 31, such as Matthews Asian Growth & Income (MACSX) and Oakmark International (OAKIX).

U.S. markets regained their footing in the first quarter of 2013, and we replaced some of our foreign positions with new leading domestic value funds and ETFs. By March 31, 2013, RELAX held U.S. funds like iShares Russell Mid-Cap Value (IWS), Wells Fargo Advantage Special Mid-Cap (WFMIX), and Ariel (ARGFX).   If foreign markets bounce back, our remaining foreign positions could help the Fund participate, and if U.S. markets continue to lead, RELAX’s equity exposure could be 100% invested in U.S. funds and ETFs.

Bond leadership also changed somewhat in the last six months, leading us to change RELAX’s bond exposure. As of our last Annual Report (dated September 30, 2012), RELAX’s fixed income positions were primarily intermediate-term bonds with some exposure to high yield bonds and strategic bonds.

In the six months ending March 31, 2013, we cut intermediate-term bond positions in half and doubled our position in strategic bond funds. Strategic bond funds like PIMCO Income (PIMIX) and Osterweis Strategic Income (OSTIX) have a broader spectrum of fixed-income that they can invest in and currently have shorter duration.  So we believe these funds offer a little more of a hedge  in case interest rates should rise, while providing income opportunities from a range of bond categories.

Government bonds were weak, as low yields rose slightly. RELAX sold out of Treasuries in the fourth quarter of 2012. Although the Fund does not own any Treasury or government-only funds or ETFs, some of the diversified bond funds in the Fund’s portfolio may have small allocations to Treasuries and governments.

RELAX participated in the stock and bond market gains during the semiannual report period.  RELAX’s balance of stocks and bonds aims to help investors conservatively invest with the goal of long-term growth and income.

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FundX Conservative Upgrader Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Bond Funds: 40.0%
105,030	DoubleLine Core Fixed Income Fund	$1,185,791
131,240	DoubleLine Total Return Bond Fund	1,488,262
160,526	Ivy High Income Fund	1,399,789
57,807	Loomis Sayles Bond Fund	883,871
263,623	Mainstay High Yield Corporate Bond Fund	1,623,920
145,561	Osterweis Strategic Income Fund	1,726,354
56,496	Payden Emerging Market Bond Fund	854,223
59,235	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	645,656
26,550	PIMCO Global Bond Fund (U.S. Dollar-Hedged)	280,365
144,735	PIMCO Income Fund	1,814,975
7,300	PIMCO Total Return ETF	801,467
72,686	TCW Total Return Bond Fund	747,216
130,264	Thompson Bond Fund	1,559,266
30,061	Vanguard Wellesley Income Fund	1,812,991
33,688	Weitz Short-Intermediate Income Fund	427,164
	Total Bond Funds	17,251,310

	Core Funds: 59.9%
53,793	Ariel Fund	3,188,872
24,500	iShares Russell Midcap Value Index Fund	1,396,500
26,600	iShares S&P MidCap 400 Value Index Fund	2,683,674
155,234	Janus Contrarian Fund	2,628,111
23,535	Mairs & Power Growth Fund	2,211,863
135,781	Matthews Asian Growth & Income Fund	2,638,227
117,721	Oakmark Global Fund	2,997,180
158,542	Oakmark International Fund	3,495,862
102,214	PIMCO International StocksPLUS Fund (U.S. Dollar Hedged)	767,630
30,389	PIMCO StocksPLUS Absolute Return Fund	301,462
67,018	TCW Dividend Focused Fund	911,451
92,612	Wells Fargo Advantage Special Mid Cap Fund	2,599,631
	Total Core Funds	25,820,463
	Total Investment Companies
	(Cost $40,484,323)	43,071,773

	Total Investments: 99.9%
	(Cost $40,484,323)	43,071,773
	Other Assets in Excess of Liabilities: 0.1%	41,406
	Net Assets: 100.0%	$43,113,179

The accompanying notes are an integral part of these financial statements.

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FundX Flexible Income Fund (INCMX)

The FundX Flexible Income Fund (INCMX) primarily invests in bond funds. It aims to align with current bond market leadership and to actively navigate changing interest rate environments. The Fund may have limited exposure to low volatility equity funds, when we believe such funds offer an advantage.

As of our last Annual Report (dated September 30, 2012), INCMX was primarily invested in  intermediate-term bonds with some exposure to high yield bonds and strategic bonds. This diversified mix of bonds had worked well for the Fund and led to benchmark-beating returns for the six months ending March 31, 2013.

In the six months ending March 31, 2013, we cut intermediate-term bond positions in half – from 41.6% in September 30, 2012 to 20.3% as of March 31, 2013. We also trimmed our exposure to high yield funds from 17.9% to 12.2%. We put the proceeds in strategic bond funds. Strategic bond funds like PIMCO Income (PIMIX) and Osterweis Strategic Income (OSTIX) have a broader spectrum of fixed-income that they can invest in and currently they have shorter duration.  So these funds offer a little more of a hedge in case interest rates should rise, while providing income opportunities from a range of bond categories. INCMX’s exposure to strategic bond funds rose from 13.2% to 39.0%.

Government bonds have been weak, as low yields rose slightly. INCMX sold its small position in Treasuries in the fourth quarter of 2012. Although the Fund does not own any Treasury or government-only funds or ETFs, some of the diversified bond funds in the Fund’s portfolio may have small allocations to Treasuries and governments.

The low yields in bonds have led some investors to take on more risk in search of higher yields, but the Flexible Income approach does not focus solely on yield.  Instead we seek total return and select the underlying funds based on a combination of both income and capital changes. We believe this approach can limit risk while still allowing us to participate in leading areas of the bond market.

Our total-return approach has worked well in the six months ending March 31, 2013 as INCMX outperformed its benchmark Barclays Aggregate Bond Index.

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FundX Flexible Income Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Emerging Market Bond Funds: 4.5%
431,429	Payden Emerging Market Bond Fund	$6,523,203
	Total Emerging Market Bond Funds	6,523,203
	High Yield Bond Funds: 12.2%
988,858	Ivy High Income Fund	8,622,845
1,509,683	Mainstay High Yield Corporate Bond Fund	9,299,647
	Total High Yield Bond Funds	17,922,492
	Intermediate-Term Bond Funds: 20.3%
939,627	DoubleLine Core Fixed Income Fund	10,608,387
1,073,816	DoubleLine Total Return Bond Fund	12,177,071
678,094	TCW Total Return Bond Fund	6,970,807
	Total Intermediate-Term Bond Funds	29,756,265
	Short-Term Bond Funds: 4.0%
457,469	Weitz Short-Intermediate Income Fund	5,800,711
	Total Short-Term Bond Funds	5,800,711
	Strategic Bond Funds: 39.0%
487,809	Loomis Sayles Bond Fund	7,458,604
1,238,109	Osterweis Strategic Income Fund	14,683,968
1,140,975	PIMCO Income Fund	14,307,824
67,000	PIMCO Total Return ETF	7,355,930
1,116,072	Thompson Bond Fund	13,359,377
	Total Strategic Bond Funds	57,165,703
	Total Return Funds: 10.1%
244,570	Vanguard Wellesley Income Fund	14,749,993
	Total Total Return Funds	14,749,993
	World Bond Funds: 9.8%
1,066,717	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	11,627,219
257,264	PIMCO Global Bond Fund (U.S. Dollar-Hedged)	2,716,711
	Total World Bond Funds	14,343,930
	Total Investment Companies
	(Cost $141,028,148)	146,262,297

	Total Investments: 99.9%
	(Cost $141,028,148)	146,262,297
	Other Assets in Excess of Liabilities: 0.1%	193,499
	Net Assets: 100.0%	$146,455,796

The accompanying notes are an integral part of these financial statements.

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FundX ETF Aggressive Upgrader Fund (UNBOX)

The FundX ETF Aggressive Upgrader Fund is a fully invested ETF-only portfolio that is unconstrained by risk or style. The Fund may be 100% invested in speculative ETFs that focus on a single sector or country or it may have exposure to more diversified core equity ETFs.

Our Upgrading investment approach seeks to steer our portfolios into leading areas of the market and avoid lagging areas. As of our last Annual Report (dated September 30, 2012), UNBOX had 84.9% in speculative ETFs. Its sector exposure was concentrated in technology (23%), real estate/home builders (17%) and biotech/health (16%). The Fund’s 14.9% in core diversified ETFs was focused on large-cap growth ETFs.

Technology fell out of favor in the fourth quarter of 2012, and foreign funds became the place to be. We replaced the Fund’s technology positions with leading single-country ETFs like iShares MSCI Germany (EWG), iShares MSCI Hong Kong (EWH) and iShares MSCI Mexico (EWW). The Fund’s diversified large-cap growth ETFs were replaced by iShares MSCI EAFE (EFA). By December 31, 2012, UNBOX was about 50% invested in foreign ETFs.

U.S. markets regained their footing in the first quarter of 2013, leading us to sell some of the Fund’s foreign positions in favor of financial sector ETFs like SPDR Financial (XLF) and U.S. value ETFs like iShares Russell Mid-Cap Value (IWS) and Vanguard Small-Cap Value (VBR). By March 31, 2013, UNBOX was 75% invested in the U.S. If foreign markets bounce back, the Fund’s remaining foreign positions could help the Fund participate. If U.S. markets continue to lead, the Fund could be 100% invested in U.S. ETFs.

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FundX ETF Aggressive Upgrader Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Core Funds: 22.3%
16,700	iShares Russell Midcap Value Index Fund	$951,900
9,600	iShares S&P Midcap 400 Value Index Fund	968,544
	Total Core Funds	1,920,444

	Speculative Funds: 77.4%
20,800	Financial Select Sector SPDR	378,352
6,200	iShares Dow Jones U.S. Financial Services ETF	410,192
30,100	iShares Dow Jones U.S. Home Construction Fund	719,089
1,400	iShares Dow Jones U.S. Industrial Index ETF	114,324
4,300	iShares Dow Jones U.S. Transportation Average Index Fund	478,590
17,900	iShares MSCI Australia Index Fund	484,016
10,700	iShares MSCI EAFE Small Cap Index Fund	470,372
9,400	iShares MSCI Pacific ex-Japan Index Fund	467,180
19,200	iShares MSCI Switzerland Index Fund	563,712
9,500	iShares S&P Global Financials Fund	460,750
14,500	iShares Silver Trust*	397,590
20,500	PowerShares Water Resources ETF	471,090
9,100	SPDR S&P Homebuilders ETF	272,909
11,700	Vanguard Small Cap Value ETF	961,155
	Total Speculative Funds	6,649,321
	Total Investment Companies
	(Cost $8,194,647)	8,569,765

	Total Investments: 99.7%
	(Cost $8,194,647)	8,569,765
	Other Assets in Excess of Liabilities: 0.3%	21,606
	Net Assets: 100.0%	$8,591,371

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX ETF Upgrader Fund (REMIX)

The FundX ETF Upgrader Fund is an ETF-only portfolio that is based on our popular growth model. It is a fully invested equity fund that primarily invests in diversified core equity ETFs and has limited exposure to more speculative sector and single country funds and ETFs.

Our Upgrading investment approach seeks to steer our portfolios into leading areas of the market and avoid lagging areas. As of our last Annual Report (dated September 30, 2012), REMIX held leading dividend and large-cap growth ETFs, but these areas fell out of favor in the last six months. In the fourth quarter of 2012, international markets were the place to be, and we increased REMIX’s exposure to foreign ETFs, especially those that invest in Europe. By December 31, 2012, REMIX was about 50% invested in foreign funds like iShares MSCI EAFE (EFA), iShares MSCI EMU (EZU), and Vanguard Europe (VGK).

U.S. markets regained their footing in the first quarter of 2013, and we replaced some of REMIX’s foreign positions with new leading domestic value funds and ETFs. By March 31, 2013, REMIX was 70% invested in the U.S., including positions in iShares Russell MidCap Value (IWS), iShares S&P 400 MidCap Value (IJJ), and Vanguard Small-Cap Value (VBR).  If foreign markets bounce back, the Fund’s remaining foreign positions could help the Fund participate, but if U.S. markets extend their lead, the Fund could be 100% invested in U.S. ETFs.

REMIX’s sector exposure changed, too. As of the September 30, 2012 Annual Report, REMIX had exposure to technology-focused ETFs like PowerShares QQQ Trust (QQQ), but by March 31, 2013, REMIX had replaced these positions with leading financial ETFs like SPDR Financial (XLF). REMIX avoided lagging sectors like precious metals, which were negative for the trailing six-months ending March 31, 2013. It also avoided emerging markets, such as the BRIC economies (Brazil, Russia, India, China), which are also in negative territory for the year.

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FundX ETF Upgrader Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.5%
	Core Funds: 69.9%
18,900	iShares MSCI EAFE Index	$1,114,722
6,500	iShares MSCI EAFE Value Index Fund	323,297
11,300	iShares Russell 1000 Value Index Fund	917,221
16,900	iShares Russell Midcap Value Index Fund	963,300
8,100	iShares S&P MidCap 400 Index Fund	932,067
9,500	iShares S&P Midcap 400 Value Index Fund	958,455
13,400	PowerShares FTSE RAFI U.S. 1000 ETF	939,340
	Total Core Funds	6,148,402

	Speculative Funds: 29.6%
5,200	Financial Select Sector SPDR	94,588
1,600	iShares Dow Jones U.S. Transportation Average Index Fund	178,080
1,700	iShares MSCI Australia Index Fund	45,968
12,000	iShares MSCI EAFE Small Cap Index Fund	527,520
3,000	iShares MSCI Switzerland Index Fund	88,080
5,200	iShares Russell 2000 Value Index Fund	435,812
1,800	iShares S&P Global Financials Fund	87,300
1,900	PowerShares Water Resources ETF	43,662
7,000	SPDR S&P Homebuilders ETF	209,930
6,500	Vanguard Extended Market ETF	443,625
5,400	Vanguard Small Cap Value ETF	443,610
	Total Speculative Funds	2,598,175
	Total Investment Companies
	(Cost $8,204,008)	8,746,577

	Total Investments: 99.5%
	(Cost $8,204,008)	8,746,577
	Other Assets in Excess of Liabilities: 0.5%	46,691
	Net Assets: 100.0%	$8,793,268

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Upgrader Fund (TACTX)

The FundX Tactical Upgrader Fund (TACTX) seeks long-term growth by investing in equity ETFs while using a variety of hedging tools in an effort to maintain less volatility than broad stock market indexes. The fund uses options strategies and has the ability to raise cash to limit risk. ETFs are selected based on our Upgrading strategy, and the bulk of the fund’s ETF holdings are diversified core ETFs. The Fund does not invest in fixed income, and the Fund’s gains and losses are not necessarily correlated to stock or bond market direction.

From early October through mid-November, stocks suffered a setback. TACTX initially increased equity exposure into that pullback and participated in a substantial part of the decline. It was unclear if the correction would turn into something more ominous so we took significant defensive measures in the Fund by raising some cash. We did, however, maintain significant upside potential by holding a modest call-option position. This allowed TACTX to participate in the recovery off the November lows, even though the Fund held mainly cash and T-bills at that time based on broken trend support levels and heightened uncertainty.

The recovery picked up steam through the first quarter of 2013, and although TACTX became gradually more invested in equity ETFs as time passed and technical conditions improved, upside participation was tempered by defensive positions.

At this time, we are optimistic about the market and have invested TACTX in a broadly diversified portfolio of ETFs. We are also mindful that the market has advanced sharply and we hold put options designed to provide a hedge in case our optimism proves false. We also continue to sell covered-call options to generate income and help pay for put options.

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FundX Tactical Upgrader Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 80.6%
	Core Funds: 59.6%
103,000	iShares Russell 1000 Value Index Fund^	$8,360,510
94,000	iShares Russell Midcap Value Index Fund	5,358,000
42,000	iShares S&P Midcap 400 Value Index Fund	4,237,380
35,000	SPDR S&P MidCap 400 ETF^	7,340,200
	Total Core Funds	25,296,090

	Speculative Funds: 21.0%
23,000	Financial Select Sector SPDR^	418,370
25,000	iShares MSCI Switzerland Index Fund	734,000
22,000	iShares Russell 2000 Index Fund^	2,073,720
25,000	iShares Russell 2000 Value Index Fund	2,095,250
15,000	iShares S&P Global Financials Fund	727,500
27,000	SPDR S&P Homebuilders ETF^	809,730
30,000	Vanguard Extended Market ETF	2,047,500
	Total Speculative Funds	8,906,070
	Total Investment Companies
	(Cost $33,178,651)	34,202,160

Contracts (100 shares per contract)
	PURCHASED OPTIONS: 1.6%
	Put Options: 1.6%
2,000	SPDR S&P 500, Expiration 5/18/13, Strike Price $155*	418,000
1,000	SPDR S&P 500, Expiration 5/18/13, Strike Price $156*	241,000
	Total Purchased Options
	(Cost $704,750)	659,000

Shares/Par Value
	SHORT-TERM INVESTMENTS: 25.4%
5,797,916	Fidelity Government Portfolio - Institutional, 0.01%#	5,797,916
$5,000,000	United States Treasury Bills, Maturity Date 6/6/13, 0.046%+	4,999,540
	Total Short-Term Investments
	(Cost $10,797,497)	10,797,456

	Total Investments: 107.6%
	(Cost $44,680,898)	45,658,616
	Liabilities in Excess of Other Assets: (7.6)%	(3,230,760)
	Net Assets: 100.0%	$42,427,856

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2013.
^	Held in connection with open written call options.
+	Yield to maturity.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Upgrader Fund

Schedule of Options Written at March 31, 2013 (Unaudited)

Contracts (100 shares per contract)		Value
	Call Options Written
230	Financial Select Sector SPDR, Expiration 4/20/13, Strike Price $18*	$(8,510)
400	iShares Russell 1000 Value Index Fund, Expiration 4/20/13, Strike Price $81*	(40,000)
210	iShares Russell 2000 Index Fund, Expiration 4/20/13, Strike Price $95*	(18,690)
270	SPDR S&P Homebuilders ETF, Expiration 4/20/13, Strike Price $30*	(15,930)
350	SPDR S&P MidCap 400 ETF, Expiration 4/20/13, Strike Price $205*	(199,500)
	Total Call Options Written
	(Premiums received $204,264)	(282,630)

	Put Options Written
100	iShares Dow Jones U.S. Transportation Average Index Fund, Expiration 4/20/13, Strike Price $107*	(4,000)
100	SPDR S&P MidCap 400 ETF, Expiration 4/20/13, Strike Price $205*	(11,000)
	Total Put Options Written
	(Premiums received $46,297)	(15,000)
	Total Options Written
	(Premiums received $250,561)	$(297,630)

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund (TOTLX)

The FundX Tactical Total Return Fund (TOTLX) incorporates a blend of our Tactical hedged equity strategy and our Flexible Income strategy that seeks to conservatively pursue both growth and income. The Fund uses options strategies and has the ability to raise cash to limit risk. Equity ETFs are selected based on our Upgrading strategy, and the bulk of the Fund’s ETF holdings are diversified core ETFs. The Fund also invests in fixed income funds and ETFs.

From early October through mid-November, stocks suffered a setback. TOTLX dipped modestly into that pullback, but benefited from relatively strong performance from its fixed income holdings.

Within the hedged equity component of the portfolio, we took significant defensive measures in the Fund by raising some cash, as it was unclear if the stock market correction would turn into something more ominous. We did, however, maintain significant upside potential by holding a modest call option position. This allowed TOTLX to participate in the recovery from the November lows, even though the Fund had increased its holdings in cash and T-bills at that time based on broken trend support levels and heightened uncertainty.

The recovery picked up steam through the first quarter of 2013, and although TOTLX became gradually more invested in equity ETFs as time passed and technical conditions improved, upside participation was tempered by defensive positions.

Bonds held up well in the volatile fourth quarter of 2012, but struggled in the first quarter of 2013. Fortunately, our flexible approach to fixed income did much better than the benchmark Barclays Aggregate Bond index over this period. We sold underperforming Treasuries and other low-yielding, high quality bonds in favor of higher-yielding funds that enjoyed steady gains throughout this six-month window. The Flexible Income portion of TOTLX remains very broadly diversified, with a shorter duration and higher current yield than the benchmark index.

At this time, we are optimistic about the market and have invested the hedged equity component of TOTLX in a broadly diversified portfolio of ETFs. We are also mindful that the market has advanced sharply and we hold put options designed to provide a hedge in case our optimism proves false. We also continue to sell covered-call options to enhance income and help pay for put options.

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FundX Tactical Total Return Fund

Schedule of Investments at March 31, 2013 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 89.2%
	Bond Funds: 47.0%
25,111	DoubleLine Core Fixed Income Fund	$283,504
25,997	DoubleLine Total Return Bond Fund	294,802
26,470	Ivy High Income Fund	230,819
16,304	Loomis Sayles Bond Fund	249,282
46,339	Mainstay High Yield Corporate Bond Fund	285,451
30,795	Osterweis Strategic Income Fund	365,223
10,210	Payden Emerging Market Bond Fund	154,376
32,706	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	356,491
5,106	PIMCO Global Bond Fund (U.S. Dollar-Hedged)	53,916
28,870	PIMCO Income Fund	362,032
1,000	PIMCO Total Return ETF	109,790
11,219	TCW Total Return Bond Fund	115,335
20,863	Thompson Bond Fund	249,728
20,052	Weitz Short-Intermediate Income Fund	254,265
	Total Bond Funds	3,365,014

	Core Funds: 28.4%
8,700	iShares Russell 1000 Value Index Fund^	706,178
6,000	iShares Russell Midcap Value Index Fund	342,000
3,800	iShares S&P Midcap 400 Value Index Fund	383,382
2,850	SPDR S&P MidCap 400 ETF^	597,702
	Total Core Funds	2,029,262

	Speculative Funds: 8.7%
1,750	Financial Select Sector SPDR^	31,833
2,000	iShares MSCI Switzerland Index Fund	58,720
1,900	iShares Russell 2000 Index Fund^	179,094
1,000	iShares Russell 2000 Value Index Fund	83,810
1,500	iShares S&P Global Financials Fund	72,750
2,000	SPDR S&P Homebuilders ETF^	59,980
2,000	Vanguard Extended Market ETF	136,500
	Total Speculative Funds	622,687

	Total Return Funds: 5.1%
6,028	Vanguard Wellesley Income Fund	363,576
	Total Total Return Funds	363,576
	Total Investment Companies
	(Cost $6,191,544)	6,380,539

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund

Schedule of Investments at March 31, 2013 (Unaudited), Continued

Contracts (100 shares per contract)		Value
	PURCHASED OPTIONS: 0.8%
	Put Options: 0.8%
180	SPDR S&P 500 Put Option, Expiration 5/18/13, Strike Price $155*	$37,620
90	SPDR S&P 500 Put Option, Expiration 5/18/13, Strike Price $156*	21,690
	Total Purchased Options
	(Cost $63,428)	59,310

Shares/Par Value
	SHORT-TERM INVESTMENTS: 12.6%
401,714	Fidelity Government Portfolio - Institutional, 0.01%#	401,714
$500,000	United States Treasury Bill, Maturity Date 6/6/13, 0.046%+	499,954
	Total Short-Term Investments
	(Cost $901,672)	901,668

	Total Investments: 102.6%
	(Cost $7,156,644)	7,341,517
	Liabilities in Excess of Other Assets: (2.6)%	(189,423)
	Net Assets: 100.0%	$7,152,094

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2013.
^	Held in connection with open written call options.
+	Yield to maturity.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Schedule of Options Written at March 31, 2013 (Unaudited)

Contracts (100 shares per contract)		Value
	Call Options Written
17	Financial Select Sector SPDR, Expiration 4/20/13, Strike Price $18*	$(629)
37	iShares Russell 1000 Value Index Fund, Expiration 4/20/13, Strike Price $81*	(3,700)
19	iShares Russell 2000 Index Fund, Expiration 4/20/13, Strike Price $95*	(1,691)
20	SPDR S&P Homebuilders ETF, Expiration 4/20/13, Strike Price $30*	(1,180)
28	SPDR S&P MidCap 400 ETF, Expiration 4/20/13, Strike Price $205*	(15,960)
	Total Call Options Written
	(Premiums received $19,074)	(23,160)

	Put Options Written
8	iShares Dow Jones U.S. Transportation Average Index Fund, Expiration 4/20/13, Strike Price $107*	(320)
9	SPDR S&P MidCap 400 ETF, Expiration 4/20/13, Strike Price $205*	(990)
	Total Put Options Written
	(Premiums received $4,014)	(1,310)
	Total Options Written
	(Premiums received $23,088)	$(24,470)

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Statements of Assets and Liabilities at March 31, 2013 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value (identified cost $235,981,180,
$62,212,308, $40,484,323, and $141,028,148, respectively) (Note 2)	$255,407,736	$68,131,183	$43,071,773	$146,262,297
Cash	250,000	156,827	94,308	10
Receivables:
Investment securities sold	25,000	—	—	355,000
Fund shares sold	303,589	93,019	26,036	398,091
Dividends and interest	204,323	37,550	59,169	278,980
Prepaid expenses	28,911	28,776	19,200	27,987
Total assets	256,219,559	68,447,355	43,270,486	147,322,365

LIABILITIES
Payables:
Investment securities purchased	60,086	95,087	43,199	266,950
Fund shares redeemed	223,035	112,680	37,748	305,933
Investment advisory fees, net	215,443	57,756	36,700	85,638
Due to custodian	—	—	—	135,000
Adminstration fees	39,651	10,612	6,200	19,277
Custody fees	2,801	1,173	922	1,713
Fund accounting fees	25,670	7,676	5,243	12,748
Transfer agent fees	43,672	14,614	10,583	16,879
Chief Compliance Officer fees	2,233	992	993	1,488
Other accrued expenses	28,532	19,533	15,719	20,943
Total liabilities	641,123	320,123	157,307	866,569

NET ASSETS	$255,578,436	$68,127,232	$43,113,179	$146,455,796

Net assets applicable to shares outstanding	$255,578,436	$68,127,232	$43,113,179	$146,455,796
Shares outstanding; unlimited number
of shares authorized without par value	6,655,902	1,529,903	1,222,316	4,828,939
Net asset value, offering and redemption price per share	$38.40	$44.53	$35.27	$30.33

COMPONENTS OF NET ASSETS
Paid-in capital	$339,223,711	$100,265,924	$41,846,871	$138,840,123
Undistributed net investment income	1,472,029	263,375	42,512	709,660
Accumulated net realized gain (loss) on investments	(104,543,860)	(38,320,942)	(1,363,654)	1,671,864
Net unrealized appreciation on investments	19,426,556	5,918,875	2,587,450	5,234,149
Net assets	$255,578,436	$68,127,232	$43,113,179	$146,455,796

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Statements of Assets and Liabilities at March 31, 2013 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
ASSETS
Investments in securities, at value (identified cost $8,194,647,
$8,204,008, $44,680,898, and $7,156,644, respectively) (Note 2)	$8,569,765	$8,746,577	$45,658,616	$7,341,517
Cash	240	24,225	209,001	244,388
Deposits at brokers for written options	—	—	9,727	18,028
Receivables:
Investment securities sold	419,959	—	304,653	31,929
Fund shares sold	1,000	9,000	224,449	—
Dividends and interest	10,283	16,161	91,415	13,909
Prepaid expenses	21,275	23,447	26,415	25,967
Total assets	9,022,522	8,819,410	46,524,276	7,675,738

LIABILITIES
Written Options, at value (Premiums received of
$0, $0, $250,561 and $23,088, respectively)	—	—	297,630	24,470
Payables:
Investment securities purchased	—	—	3,680,944	467,262
Fund shares redeemed	6,427	—	47,900	6,000
Investment advisory fees, net	3,126	2,231	34,232	1,778
Due to custodian	396,000	—	—	—
Adminstration fees	2,724	2,465	5,366	1,774
Custody fees	357	616	1,178	893
Fund accounting fees	1,434	974	5,803	1,145
Transfer agent fees	6,279	5,800	8,038	6,453
Chief Compliance Officer fees	992	993	992	988
Other accrued expenses	13,812	13,063	14,337	12,881
Total liabilities	431,151	26,142	4,096,420	523,644

NET ASSETS	$8,591,371	$8,793,268	$42,427,856	$7,152,094

Net assets applicable to shares outstanding	$8,591,371	$8,793,268	$42,427,856	$7,152,094
Shares outstanding; unlimited number
of shares authorized without par value	328,672	371,401	2,147,930	278,696
Net asset value, offering and redemption price per share	$26.14	$23.68	$19.75	$25.66

COMPONENTS OF NET ASSETS
Paid-in capital	$30,636,360	$13,129,721	$77,515,110	$6,924,318
Undistributed (accumulated) net investment income (loss)	(3,222)	16,075	(267,753)	27,677
Accumulated net realized gain (loss) on investments	(22,416,885)	(4,895,097)	(35,750,150)	16,608
Net unrealized appreciation on investments	375,118	542,569	930,649	183,491
Net assets	$8,591,371	$8,793,268	$42,427,856	$7,152,094

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended March 31, 2013 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$3,364,005	$852,703	$921,595	$3,206,683
Interest	12	5	2	—
Total investment income	3,364,017	852,708	921,597	3,206,683

EXPENSES (NOTE 3)
Investment advisory fees	1,241,129	339,986	220,094	477,496
Transfer agent fees	114,081	42,458	29,329	52,529
Fund accounting fees	51,306	14,571	9,964	26,993
Administration fees	83,381	22,838	14,781	45,834
Reports to shareholders	19,746	7,292	5,163	10,159
Custody fees	9,197	3,691	2,658	4,253
Audit fees	12,119	11,877	9,975	10,224
Registration fees	13,862	8,561	10,463	11,804
Trustee fees	2,569	1,878	2,010	2,332
Miscellaneous expenses	3,692	1,166	1,000	1,985
Chief Compliance Officer fees	4,482	1,993	1,993	2,988
Interest expense (Note 6)	1,095	387	757	2,001
Legal fees	1,046	1,144	1,271	1,178
Insurance expense	620	632	626	717
Total expenses	1,558,325	458,474	310,084	650,493
Less: expenses paid indirectly (Note 3)	(3,871)	(1,091)	(1,355)	(5,940)
Net expenses	1,554,454	457,383	308,729	644,553
Net investment income	1,809,563	395,325	612,868	2,562,130

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	20,072,015	6,110,242	1,568,087	896,552
Written options	—	—	—	—
Net realized gains	20,072,015	6,110,242	1,568,087	896,552
Capital gain distributions from regulated investment companies	1,354,413	404,451	310,707	933,543
Change in net unrealized appreciation (depreciation) on investments	(2,147,276)	(1,393,615)	174,660	(840,297)
Net realized and unrealized gain on investments	19,279,152	5,121,078	2,053,454	989,798
Net increase in net assets resulting from operations	$21,088,715	$5,516,403	$2,666,322	$3,551,928

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Statements of Operations For the Six Months Ended March 31, 2013 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
INVESTMENT INCOME
Dividends	$66,265	$81,347	$172,717	$101,194
Interest	—	—	2,354	232
Total investment income	66,265	81,347	175,071	101,426

EXPENSES (NOTE 3)
Investment advisory fees	46,202	38,876	204,109	37,298
Transfer agent fees	13,863	12,004	20,682	12,433
Fund accounting fees	2,180	1,785	8,543	2,091
Administration fees	5,227	4,985	13,707	3,740
Reports to shareholders	1,014	761	3,285	579
Custody fees	885	1,342	2,036	1,245
Audit fees	9,974	9,975	9,974	9,994
Registration fees	8,169	9,408	10,921	8,392
Trustee fees	1,664	1,924	2,075	1,917
Miscellaneous expenses	596	975	971	755
Chief Compliance Officer fees	1,993	1,992	1,992	1,987
Interest expense (Note 6)	359	70	—	—
Legal fees	1,345	1,327	1,359	1,338
Insurance expense	482	476	675	697
Total expenses	93,953	85,900	280,329	82,466
Less: fees waived	(24,469)	(27,584)	—	(26,521)
Less: expenses paid indirectly (Note 3)	—	—	(359)	—
Net expenses	69,484	58,316	279,970	55,945
Net investment income (loss)	(3,219)	23,031	(104,899)	45,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,410,540	385,278	(54,661)	6,665
Written options	—	—	(68,637)	(11,961)
Net realized gains (losses)	1,410,540	385,278	(123,298)	(5,296)
Capital gain distributions from regulated investment companies	—	—	—	23,179
Change in net unrealized appreciation (depreciation) on investments	(941,400)	201,440	203,769	(17,731)
Net realized and unrealized gain on investments	469,140	586,718	80,471	152
Net increase (decrease) in net assets
resulting from operations	$465,921	$609,749	$(24,428)	$45,633

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,809,563	$1,421,910
Net realized gain on investments	20,072,015	10,841,117
Capital gain distributions from regulated investment companies	1,354,413	1,285,221
Change in net unrealized appreciation (depreciation) of investments	(2,147,276)	40,555,548
Net increase in net assets resulting from operations	21,088,715	54,103,796

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,888,945)	(370,171)
Total distributions to shareholders	(1,888,945)	(370,171)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(19,719,679)	(48,273,213)
Total change in net assets	(519,909)	5,460,412

NET ASSETS
Beginning of period/year	256,098,345	250,637,933
End of period/year	$255,578,436	$256,098,345
Undistributed net investment income	$1,472,029	$1,551,411

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	524,066	$19,037,395	1,135,299	$37,375,965
Shares issued in reinvestment of distributions	51,125	1,854,829	11,282	361,699
Shares redeemed (b)	(1,130,144)	(40,611,903)	(2,599,238)	(86,010,877)
Net change in shares outstanding	(554,953)	$(19,719,679)	(1,452,657)	$(48,273,213)

(b)	Net of redemption fees of $3,843 and $10,858, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$395,325	$5,380
Net realized gain on investments	6,110,242	2,643,204
Capital gain distributions from regulated investment companies	404,451	657,023
Net change in unrealized appreciation (depreciation) of investments	(1,393,615)	13,034,717
Net increase in net assets resulting from operations	5,516,403	16,340,324

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(204,531)	—
Total distributions to shareholders	(204,531)	—

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(8,723,896)	(19,690,430)
Total change in net assets	(3,412,024)	(3,350,106)

NET ASSETS
Beginning of period/year	71,539,256	74,889,362
End of period/year	$68,127,232	$71,539,256
Undistributed net investment income	$263,375	$72,581

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	92,026	$3,879,652	267,375	$10,289,227
Shares issued in reinvestment of distributions	4,819	202,864	—	—
Shares redeemed (b)	(306,831)	(12,806,412)	(783,951)	(29,979,657)
Net change in shares outstanding	(209,986)	$(8,723,896)	(516,576)	$(19,690,430)

(b)	Net of redemption fees of $236 and $1,528, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$612,868	$777,477
Net realized gain on investments	1,568,087	1,155,796
Capital gain distributions from regulated investment companies	310,707	79,456
Change in net unrealized appreciation of investments	174,660	5,846,160
Net increase in net assets resulting from operations	2,666,322	7,858,889

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,141,932)	(795,562)
Total distributions to shareholders	(1,141,932)	(795,562)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(4,967,900)	(15,483,385)
Total change in net assets	(3,443,510)	(8,420,058)

NET ASSETS
Beginning of period/year	46,556,689	54,976,747
End of period/year	$43,113,179	$46,556,689
Undistributed net investment income	$42,512	$571,576

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	100,512	$3,429,559	203,216	$6,558,181
Shares issued in reinvestment of distributions	33,292	1,129,941	24,645	780,511
Shares redeemed (b)	(278,677)	(9,527,400)	(705,467)	(22,822,077)
Net change in shares outstanding	(144,873)	$(4,967,900)	(477,606)	$(15,483,385)

(b)	Net of redemption fees of $644 and $15,163, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,562,130	$4,226,579
Net realized gain on investments	896,552	1,481,579
Capital gain distributions from regulated investment companies	933,543	531,189
Net change in unrealized appreciation (depreciation) of investments	(840,297)	5,030,803
Net increase in net assets resulting from operations	3,551,928	11,270,150

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,522,550)	(5,221,348)
From net realized gain	(1,747,598)	(1,276,733)
Total distributions to shareholders	(7,270,148)	(6,498,081)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	14,806,712	(42,643,648)
Total change in net assets	11,088,492	(37,871,579)

NET ASSETS
Beginning of period/year	135,367,304	173,238,883
End of period/year	$146,455,796	$135,367,304
Undistributed net investment income	$709,660	$3,670,080

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,152,392	$34,984,129	792,721	$24,012,707
Shares issued in reinvestment of distributions	240,576	7,190,825	216,377	6,398,273
Shares redeemed (b)	(882,639)	(27,368,242)	(2,420,331)	(73,054,628)
Net change in shares outstanding	510,329	$14,806,712	(1,411,233)	$(42,643,648)

(b)	Net of redemption fees of $95 and $3,982, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(3,219)	$8,978
Net realized gain on investments	1,410,540	335,747
Capital gain distributions from regulated investment companies	—	—
Net change in unrealized appreciation (depreciation) of investments	(941,400)	2,137,245
Net increase (decrease) in net assets resulting from operations	465,921	2,481,970

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,981)	—
Total distributions to shareholders	(8,981)	—

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(1,681,924)	(8,794,880)
Total change in net assets	(1,224,984)	(6,312,910)

NET ASSETS
Beginning of period/year	9,816,355	16,129,265
End of period/year	$8,591,371	$9,816,355
Undistributed (accumulated) net investment income (loss)	$(3,222)	$8,978

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	59,107	$1,473,936	247,927	$5,642,427
Shares issued in reinvestment of distributions	351	8,940	—	—
Shares redeemed	(126,209)	(3,164,800)	(635,565)	(14,437,307)
Net change in shares outstanding	(66,751)	$(1,681,924)	(387,638)	$(8,794,880)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$23,031	$45,051
Net realized gain on investments	385,278	365,049
Capital gain distributions from regulated investment companies	—	—
Net change in unrealized appreciation of investments	201,440	712,559
Net increase in net assets resulting from operations	609,749	1,122,659

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(52,005)	(19,802)
Total distributions to shareholders	(52,005)	(19,802)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	387,454	2,077,172
Total change in net assets	945,198	3,180,029

NET ASSETS
Beginning of period/year	7,848,070	4,668,041
End of period/year	$8,793,268	$7,848,070
Undistributed net investment income	$16,075	$45,049

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	69,001	$1,578,448	255,371	$5,339,219
Shares issued in reinvestment of distributions	1,976	44,674	977	19,668
Shares redeemed	(55,618)	(1,235,668)	(156,560)	(3,281,715)
Net change in shares outstanding	15,359	$387,454	99,788	$2,077,172

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(104,899)	$(190,749)
Net realized loss on investments	(54,661)	(623,576)
Net realized gain (loss) on written options	(68,637)	2,661,737
Net change in unrealized appreciation of investments	203,769	1,220,013
Net increase (decrease) in net assets resulting from operations	(24,428)	3,067,425

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(1,991,009)	12,740,020
Total change in net assets	(2,015,437)	15,807,445

NET ASSETS
Beginning of period/year	44,443,293	28,635,848
End of period/year	$42,427,856	$44,443,293
Accumulated net investment loss	$(267,753)	$(162,854)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	357,248	$6,997,054	1,472,948	$27,823,479
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed (b)	(468,214)	(8,988,063)	(787,029)	(15,083,459)
Net change in shares outstanding	(110,966)	$(1,991,009)	685,919	$12,740,020

(b)	Net of redemption fees of $15 and $479, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$45,481	$38,328
Net realized gain (loss) on investments	6,665	(77,074)
Net realized gain (loss) on written options	(11,961)	261,240
Capital gain distributions from regulated investment companies	23,179	5,904
Net change in unrealized appreciation (depreciation) of investments	(17,731)	264,080
Net increase (decrease) in net assets resulting from operations	45,633	492,478

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(59,260)	(5,018)
From net realized gain	(180,580)	(325,070)
Total distributions to shareholders	(239,840)	(330,088)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(800,274)	2,267,796
Total change in net assets	(994,481)	2,430,186

NET ASSETS
Beginning of period/year	8,146,575	5,716,389
End of period/year	$7,152,094	$8,146,575
Undistributed net investment income	$27,677	$41,456

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2013		Year Ended
	(Unaudited)		September 30, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,339	$396,972	173,238	$4,459,420
Shares issued in reinvestment of distributions	9,422	239,596	13,030	329,786
Shares redeemed (b)	(55,725)	(1,436,842)	(96,914)	(2,521,410)
Net change in shares outstanding	(30,964)	$(800,274)	89,354	$2,267,796

(b)	Net of redemption fees of $0 and $70, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended	Period Ended
	March 31, 2013		September 30,	September 30,		Years Ended October 31,
	(Unaudited)		2012	2011*		2010	2009		2008		2007
Net asset value, beginning of period/year	$35.52		$28.93	$31.34		$27.57	$25.72		$49.65		$40.54

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.26	(7)	0.18 (7)	(0.01	)(7)	0.02 (7)	0.14		0.74		0.42
Net realized and unrealized
gain (loss) on investments	2.90		6.45	(2.37)		3.89	1.71		(20.21)		11.70
Total from investment operations	3.16		6.63	(2.38)		3.91	1.85		(19.47)		12.12

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.04)	(0.03)		(0.14)	(0.00	)(3)	(0.74)		(0.42)
From net realized gain	—		—	—		—	—		(3.60)		(2.59)
Distribution in excess	—		—	—		—	—		(0.12)		—
Total distributions	(0.28)		(0.04)	(0.03)		(0.14)	(0.00	)(3)	(4.46)		(3.01)
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)
Net asset value, end of period/year	$38.40		$35.52	$28.93		$31.34	$27.57		$25.72		$49.65
Total return	8.94	%^	22.95%	(7.61	)%^	14.20%	7.20%		(42.67	)%(2)	31.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$255.6		$256.1	$250.6		$344.6	$385.4		$471.5		$941.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.26	%+	1.25%	1.24	%+	1.24%	1.25%		1.16%		1.15%
After expenses absorbed(5)	1.26	%+	1.25%	1.24	%+	1.24%	1.25%		1.16%		1.15%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.45	%+	0.53%	(0.05	)%+	0.05%	0.47%		1.78%		0.85%
After expenses absorbed(6)	1.45	%+	0.53%	(0.05	)%+	0.05%	0.47%		1.78%		0.85%
Portfolio turnover rate	140	%^	128%	153	%^	139%	201%		167%		84%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (42.69)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.24%, 1.23%, 1.22%, 1.20%, 1.11% and 1.11% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31,2009, October 31, 2008 and October 31, 2007, respectively.(Note 3)

(6)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.46%, 0.54%, (0.04)%, 0.07%, 0.52%, 1.83% and 0.89% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, respectively. (Note 3)

(7)	Calculated using the average shares outstanding method
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended	Period Ended
	March 31, 2013		September 30,	September 30,		Years Ended October 31,
	(Unaudited)		2012	2011*		2010	2009		2008	2007
Net asset value, beginning of period/year	$41.12		$33.19	$35.93		$31.43	$29.24		$58.51	$44.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.24	(6)	0.00 (6)	(0.14	)(6)	0.03 (6)	0.12		0.84	0.37
Net realized and unrealized
gain (loss) on investments	3.30		7.93	(2.55)		4.60	2.07		(24.84)	15.86
Total from investment operations	3.54		7.93	(2.69)		4.63	2.19		(24.00)	16.23

LESS DISTRIBUTIONS:
From net investment income	(0.13)		—	(0.05)		(0.13)	(0.00	)(2)	(0.84)	(0.36)
From net realized gain	—		—	—		—	—		(4.23)	(1.58)
Distributions in excess	—		—	—		—	—		(0.21)	—
Total distributions	(0.13)		—	(0.05)		(0.13)	(0.00	)(2)	(5.28)	(1.94)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)	0.01	0.02
Net asset value, end of period/year	$44.53		$41.12	$33.19		$35.93	$31.43		$29.24	$58.51
Total return	8.62	%^	23.89%	(7.51	)%^	14.73%	7.49%		(44.63)%	37.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$68.1		$71.5	$74.9		$100.3	$122.6		$157.2	$330.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.35	%+	1.33%	1.31	%+	1.31%	1.33%		1.23%	1.24%
After fees waived or recouped(4)	1.35	%+	1.33%	1.31	%+	1.31%	1.33%		1.23%	1.24%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.16	%+	0.00%	(0.41	)%+	0.09%	0.36%		1.76%	0.70%
After fees waived or recouped(5)	1.16	%+	0.00%	(0.41	)%+	0.09%	0.36%		1.76%	0.70%
Portfolio turnover rate	137	%^	139%	153	%^	146%	213%		181%	95%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.35%, 1.32%, 1.30%, 1.30%, 1.30%, 1.20% and 1.20% for the period/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment loss to average net assets would have been 1.16%, 0.01%, (0.40)%, 0.10%, 0.39%, 1.79% and 0.74% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended	Period Ended
	March 31, 2013		September 30,	September 30,		Years Ended October 31,
	(Unaudited)		2012	2011*		2010	2009	2008		2007
Net asset value, beginning of period/year	$34.05		$29.80	$31.90		$28.56	$26.24	$40.09		$35.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.48	(7)	0.49 (7)	0.47	(7)	0.39 (7)	0.42	0.71		0.55
Net realized and unrealized
gain (loss) on investments	1.67		4.20	(2.12)		3.29	2.27	(11.00)		5.55
Total from investment operations	2.15		4.69	(1.65)		3.68	2.69	(10.29)		6.10

LESS DISTRIBUTIONS:
From net investment income	(0.93)		(0.45)	(0.45)		(0.34)	(0.37)	(0.76)		(0.43)
From net realized gain	—		—	—		—	—	(2.81)		(1.48)
Total distributions	(0.93)		(0.45)	(0.45)		(0.34)	(0.37)	(3.57)		(1.91)
Paid-in capital from redemptions fees (Note 2)	0.00	(3)	0.01	0.00	(3)	0.00 (3)	0.00 (3)	0.01		0.01
Net asset value, end of period/year	$35.27		$34.05	$29.80		$31.90	$28.56	$26.24		$40.09
Total return	6.44	%^	15.88%	(5.31	)%^	12.96%	10.44%	(27.81	)%(2)	17.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$43.1		$46.6	$55.0		$65.5	$54.4	$61.5		$104.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.41	%+	1.37%	1.32	%+	1.37%	1.36%	1.29%		1.27%
After fees absorbed or recouped(5)	1.41	%+	1.37%	1.32	%+	1.37%	1.36%	1.29%		1.30%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	2.78	%+	1.49%	1.55	%+	1.27%	1.68%	2.10%		1.34%
After fees absorbed or recouped(6)	2.78	%+	1.49%	1.55	%+	1.27%	1.68%	2.10%		1.31%
Portfolio turnover rate	97	%^	122%	165	%^	124%	137%	156%		101%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (27.83)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.40%, 1.36% 1.30%, 1.35%, 1.32%, 1.24% and 1.25% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, respectively. (Note 3)

(6)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.79%, 1.50%, 1.85%, 1.29%, 1.72%, 2.15% and 1.36% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 October 31, 2008 and October 31, 2007, respectively. (Note 3)

(7)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended	Period Ended
	March 31, 2013		September 30,	September 30,		Years Ended October 31,
	(Unaudited)		2012	2011*		2010	2009	2008	2007
Net asset value, beginning of period/year	$31.35		$30.23	$32.19		$30.07	$28.68	$30.93	$29.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.58	(6)	0.89 (6)	1.07	(6)	0.93 (6)	1.07	1.04	1.08
Net realized and unrealized
gain (loss) on investments	0.22		1.49	(1.39)		1.92	1.65	(2.05)	1.35
Total from investment operations	0.80		2.38	(0.32)		2.85	2.72	(1.01)	2.43

LESS DISTRIBUTIONS:
From net investment income	(1.38)		(1.01)	(1.20)		(0.73)	(1.33)	(0.38)	(0.96)
From net realized gain	(0.44)		(0.25)	(0.44)		—	—	(0.86)	—
Total distributions	(1.82)		(1.26)	(1.64)		(0.73)	(1.33)	(1.24)	(0.96)
Paid-in capital from redemption fees	0.00	(2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$30.33		$31.35	$30.23		$32.19	$30.07	$28.68	$30.93
Total return	2.64	%^	8.10%	(1.03	)%^	9.67%	9.86%	(3.39)%	8.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$146.5		$135.4	$173.2		$174.4	$166.2	$146.6	$133.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped
and expenses absorbed	0.95	%+	0.95%	0.93	%+	0.96%	0.97%	0.93%	0.95%
After fees waived/recouped
and expenses absorbed(4)	0.95	%+	0.95%	0.93	%+	0.96%	0.99%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived/recouped
and expenses absorbed	3.75	%+	2.90%	3.74	%+	3.01%	3.03%	3.82%	4.33%
After fees waived/recouped
and expenses absorbed(5)	3.75	%+	2.90%	3.74	%+	3.01%	3.01%	3.76%	4.29%
Portfolio turnover rate	50	%^	79%	141	%^	106%	124%	125%	51%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.94%, 0.94%, 0.92%,  0.94%%, 0.97% 0.94% and 0.93% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 October 31, 2008 and October 31, 2007, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.76%, 2.91%, 3.75%, 3.03%, 3.03% 3.81% and 4.35% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended	Period Ended					Period Ended
	March 31, 2013		September 30,	September 30,		Years Ended October 31,			October 31,
	(Unaudited)		2012	2011**		2010	2009	2008	2007*
Net asset value, beginning of period/year	$24.82		$20.60	$22.26		$20.61	$19.06	$33.59	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.01	)(4)	0.02 (4)	(0.08	)(4)	0.15 (4)	0.10	0.30	(0.06)
Net realized and unrealized
gain (loss) on investments	1.35		4.20	(1.49)		1.67	1.45	(14.28)	8.65
Total from investment operations	1.34		4.22	(1.57)		1.82	1.55	(13.98)	8.59

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—	(0.09)		(0.17)	—	(0.30)	—
From net realized gain	—		—	—		—	—	(0.09)	—
Distribution in excess	—		—	—		—	—	(0.16)	—
Total distributions	(0.02)		—	(0.09)		(0.17)	—	(0.55)	—
Paid-in capital from redemption fees	—		—	—		—	—	0.00 (2)	0.00	(2)
Net asset value, end of period/year	$26.14		$24.82	$20.60		$22.26	$20.61	$19.06	$33.59
Total return	5.42	%^	20.49%	(7.11	)%^	8.81%	8.13%	(42.24)%	34.36	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$8.6		$9.8	$16.1		$22.3	$38.1	$43.5	$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.03	%+	1.79%	1.57	%+	1.53%	1.46%	1.33%	1.79	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50	%+	1.48%	1.46%	1.39%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.60	)%+	(0.22)%	(0.41	)%+	0.62%	0.51%	0.93%	(0.95	)%+
After fees waived and expenses absorbed	(0.07	)%+	0.07%	(0.34	)%+	0.67%	0.51%	0.87%	(0.66	)%+
Portfolio turnover rate	195	%^	256%	208	%^	374%	450%	407%	159	%^

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Fund commenced operations January 31, 2007.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended	Period Ended						Period Ended
	March 31, 2013		September 30,	September 30,		Years Ended October 31,				October 31,
	(Unaudited)		2012	2011**		2010	2009	2008		2007*
Net asset value, beginning of period/year	$22.04		$18.22	$19.60		$17.42	$16.96	$29.67		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.07	(4)	0.15 (4)	0.05	(4)	0.17 (4)	0.24	0.36		(0.07)
Net realized and unrealized
gain (loss) on investments	1.73		3.74	(1.37)		2.29	0.30	(12.55)		4.74
Net increase from payments by affiliates on
the disposal of investments in violation of restrictions	—		—	—		—	—	0.02		—
Total from investment operations	1.80		3.89	(1.32)		2.46	0.54	(12.17)		4.67

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.07)	(0.06)		(0.28)	(0.08)	(0.36)		—
From net realized gain	—		—	—		—	—	(0.15)		—
Distribution in excess	—		—	—		—	—	(0.04)		—
Total distributions	(0.16)		(0.07)	(0.06)		(0.28)	(0.08)	(0.55)		—
Paid-in capital from redemption fees (Note 2)	—		—	—		—	—	0.01		—
Net asset value, end of period/year	$23.68		$22.04	$18.22		$19.60	$17.42	$16.96		$29.67
Total return	8.18	%^	21.39%	(6.77	)%^	14.18%	3.25%	(41.68	)%(2)	18.68	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$8.8		$7.8	$4.7		$6.9	$9.6	$13.1		$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.21	%+	2.50%	2.41	%+	2.38%	2.18%	1.83%		2.07	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50	%+	1.50%	1.50%	1.50%		1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.12	)%+	(0.26)%	(0.62	)%+	0.02%	0.89%	1.21%		(1.03	)%+
After fees waived and expenses absorbed	0.59	%+	0.74%	0.29	%+	0.90%	1.57%	1.54%		(0.46	)%+
Portfolio turnover rate	169	%^	221%	282	%^	325%	547%	547%		271	%^

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (41.74%).

(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Fund commenced operations January 31, 2007.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended		Period Ended				Period Ended
	March 31, 2013		September 30,		September 30,		Years Ended October 31,		October 31,
	(Unaudited)		2012		2011**		2010	2009	2008*
Net asset value, beginning of period/year	$19.67		$18.20		$17.59		$16.85	$17.52	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05	)(4)	(0.09	)(4)	(0.17	)(4)	0.13 (4)	0.13	0.00	(1)
Net realized and unrealized gain (loss) on investments	0.13		1.56		0.78		0.80	(0.71)	(7.48)
Total from investment operations	0.08		1.47		0.61		0.93	(0.58)	(7.48)
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.00	(1)	0.00	(1)	0.00 (1)	0.00 (1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	—		—		—		(0.19)	(0.09)	—
From net realized gain	—		—		—		—	—	—
Total distributions	—		—		—		(0.19)	(0.09)	—
Net asset value, end of period/year	$19.75		$19.67		$18.20		$17.59	$16.85	$17.52
Total return	0.36	%^	8.08%		3.47	%^	5.59%	(3.29)%	(29.92	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$42.4		$44.4		$28.6		$32.2	$77.9	$80.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	1.38	%+	1.37%		1.46	%+	1.44%	1.27%	1.24	%+
After fees waived/recouped and expenses absorbed(2)	1.38	%+	1.37%		1.47	%+	1.44%	1.27%	1.24	%+

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	(0.52	)%+	(0.47)%		(1.02	)%+	0.75%	0.70%	0.01	%+
After fees waived/recouped and expenses absorbed(3)	(0.52	)%+	(0.47)%		(1.03	)%+	0.75%	0.70%	0.01	%+
Portfolio turnover rate	317	%^	438%		589	%^	331%	1,118%	204	%^

(1)	Amount is less than $0.01.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.38%, 1.36%, 1.45%, 1.42% and 1.25% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been (0.52)%, (0.46)%, (1.01)%, 0.77% and 0.72% for the periods/years ended March 31, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)

(4)	Calculated using the average shares outstanding method.
(5)	Does not include expenses of investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.
*	Fund commenced operations February 29, 2008.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended	Period Ended		Year Ended	Period Ended
	March 31, 2013		September 30,	September 30,		October 31,	October 31,
	(Unaudited)		2012	2011**		2010	2009*
Net asset value, beginning of period/year	$26.31		$25.95	$26.99		$25.72	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(4)	0.13 (4)	0.11	(4)	0.31 (4)	0.06
Net realized and unrealized gain on investments	0.07		1.71	0.13		1.20	0.66
Total from investment operations	0.23		1.84	0.24		1.51	0.72
Paid-in capital from redemption fees	—		0.00 (1)	—		0.00 (1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.02)	(0.28)		(0.24)	—
From net realized gain	(0.66)		(1.46)	(1.00)		—	—
Total distributions	(0.88)		(1.48)	(1.28)		(0.24)	—
Net asset value, end of period/year	$25.66		$26.31	$25.95		$26.99	$25.72
Total return	0.92	%^	7.33%	0.84	%^	5.93%	2.88	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$7.2		$8.1	$5.7		$5.2	$7.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.21	%+	2.21%	2.97	%+	2.50%	3.94	%+
After fees waived and expenses absorbed(2)	1.50	%+	1.50%	1.50	%+	1.50%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.51	%+	(0.20)%	(1.03	)%+	0.15%	(1.49	)%+
After fees waived and expenses absorbed(3)	1.22	%+	0.51%	0.44	%+	1.15%	0.95	%+
Portfolio turnover rate	168	%^	213%	297	%^	239%	109	%^

(1)	Amount is less than $0.01.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.50% and 1.48% for the period/year ended September 30, 2011 and October 31, 2010, respectively.  (Note 3).

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.44% and 1.17% for the period/year ended September 30, 2011 and October 31, 2010, respectively. (Note 3).

(4)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Fund commenced operations May 29, 2009.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited)

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007.  FundX Tactical Upgrader Fund (“Tactical Fund”) commenced operations on February 29, 2008.  FundX Tactical Total Return Fund (“Tactical Total Return Fund”) commenced operations on May 29, 2009.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.  The investment objective of the Tactical Total Return Fund is to seek long-term capital appreciation and current income with an emphasis on risk management.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of March 31, 2013 the Funds did not hold fair valued securities.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited), Continued

As described in above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013:

FundX Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$255,074,730	$—	$—	$255,074,730
Short-Term Investments	333,006	—	—	333,006
Total Investments in Securities	$255,407,736	$—	$—	$255,407,736

FundX Aggressive Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$68,131,183	$—	$—	$68,131,183
Total Investments in Securities	$68,131,183	$—	$—	$68,131,183

FundX Conservative Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$43,071,773	$—	$—	$43,071,773
Total Investments in Securities	$43,071,773	$—	$—	$43,071,773

FundX Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$146,262,297	$—	$—	$146,262,297
Total Investments in Securities	$146,262,297	$—	$—	$146,262,297

FundX ETF Aggressive Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$8,569,765	$—	$—	$8,569,765
Total Investments in Securities	$8,569,765	$—	$—	$8,569,765

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited), Continued

FundX ETF Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$8,746,577	$—	$—	$8,746,577
Total Investments in Securities	$8,746,577	$—	$—	$8,746,577

FundX Tactical Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$34,202,160	$—	$—	$34,202,160
Purchased Options	—	659,000	—	659,000
Short-Term Investments	5,797,916	4,999,540	—	10,797,456
Total Investments in Securities	$40,000,076	$5,658,540	$—	$45,658,616
Written Options	$—	$(297,630)	$—	$(297,630)

FundX Tactical Total Return Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$6,380,539	$—	$—	$6,380,539
Purchased Options	—	59,310	—	59,310
Short-Term Investments	401,714	499,954	—	$901,668
Total Investments in Securities	$6,782,253	$559,264	$—	$7,341,517
Written Options	$—	$(24,470)	$—	$(24,470)

None of the funds had transfers into or out of Levels 1 and 2 during the six months ended March 31, 2013.  The Funds recognize transfers at the end of each reporting period.

B.
Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012, or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on an identified cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited), Continued

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which do not charge a redemption fee. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Options Contracts.  When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.

The activity in written options during the six months ended March 31, 2013, is as follows:

FundX Tactical Upgrader Fund
	Contracts	Premiums Received
Options outstanding, beginning of period	300	$19,266
Options written	38,812	4,377,341
Options exercised	(3,950)	(350,922)
Options expired	—	—
Options closed	(33,502)	(3,795,124)
Options outstanding, end of period	1,660	$250,561

FundX Tactical Total Return Fund
	Contracts	Premiums Received
Options outstanding, beginning of period	30	$1,927
Options written	3,699	427,548
Options exercised	(387)	(42,389)
Options expired	—	—
Options closed	(3,204)	(363,998)
Options outstanding, end of period	138	$23,088

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund and Tactical Total Return Fund may invest, at the time of purchase, up to 5% of the Funds’ net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities.  The Tactical Fund and Tactical Total Return Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited), Continued

hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Funds’ participation in a market advance.  At March 31, 2013, the Tactical Fund and Tactical Total Return Fund had 1.6% and 0.8% of net assets, respectively, invested in purchased options, (0.7%) and (0.3%) of net assets, respectively, invested in written options.

Statement of Assets and Liabilities – Market values of Derivative Instruments as of March 31, 2013:

	Statement of Assets and Liabilities Location	Market Value
FundX Tactical Upgrader Fund
Equity Contracts	Investments in securities, at value	$659,000
Written Equity Contracts	Written Options, at value	$(297,630)

FundX Tactical Total Return Fund
Equity Contracts	Investments in securities, at value	$59,310
Written Equity Contracts	Written Options, at value	$(24,470)

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2013 were as follows:

Amount of Realized Gain (Loss) on Derivative Instruments Recognized in Income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$(643,469)	$(68,637)
FundX Tactical Total Return Fund	$(56,506)	$(11,961)

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments Recognized in Income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$(83,898)	$(48,185)
FundX Tactical Total Return Fund	$(7,933)	$(1,494)

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

Note 3 – Commitments and Other Related Party Transactions

FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund, the Advisor receives a monthly fee at the annul rate of 1.00% based upon the average daily net assets of each fund.  For the six months ended March 31, 2013, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund, and Tactical Total Return Fund incurred $1,241,129, $339,986, $220,094, $477,496, $46,202, $38,876, $204,109 and $37,298 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	ETF Aggressive Fund	1.50%
Aggressive Fund	1.50%	ETF Upgrader Fund	1.50%
Conservative Fund	1.50%	Tactical Fund	1.50%
Flexible Income Fund	0.99%	Tactical Total Return Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited), Continued

Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2013 the Advisor waived $24,469, $27,584 and $26,521 in fees for the ETF Aggressive Fund, ETF Upgrader Fund and Tactical Total Return Fund, respectively.

At March 31, 2013, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the ETF Aggressive Fund, ETF Upgrader Fund and Tactical Total Return Fund that may be recouped was $94,680, $216,629 and $219,265, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September 30,
	2013	2014	2015	2016
ETF Aggressive Fund	17,022	14,441	38,748	24,469
ETF Upgrader Fund	69,947	58,069	61,029	27,584
Tactical Total Return Fund	64,004	75,547	53,193	26,521

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended March 31, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the six months ended March 31, 2013, this expense reduction, in aggregate, equaled $3,871, $1,091, $1,355, $5,940 and $359 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Tactical Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”.

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2013 are as follows:

	Purchases	Sales
Upgrader Fund	$353,322,648	$371,162,572
Aggressive Fund	93,597,765	101,486,662
Conservative Fund	42,933,980	48,145,406
Flexible Income Fund	82,342,305	68,408,069
ETF Aggressive Fund	18,037,115	19,732,449
ETF Upgrader Fund	13,615,035	13,289,221
Tactical Fund	87,828,059	81,106,584
Tactical Total Return Fund	9,968,261	9,626,595

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows:

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
Cost of Investments	$235,999,199	$62,221,917	$40,495,452	$141,033,267
Gross tax unrealized appreciation	19,409,681	5,911,841	2,588,348	5,403,967
Gross tax unrealized depreciation	(1,144)	(2,575)	(12,027)	(174,937)
Net tax unrealized appreciation/(depreciation)	$19,408,537	$5,909,266	$2,576,321	$5,229,030

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
Cost of Investments	$8,197,691	$8,209,094	$44,729,537	$7,157,917
Gross tax unrealized appreciation	382,865	538,015	982,365	194,003
Gross tax unrealized depreciation	(10,791)	(532)	(53,286)	(10,403)
Net tax unrealized appreciation/(depreciation)	$372,074	$537,483	$929,079	$183,600

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the six months ended March 31, 2013 (estimated) and the fiscal year ended September 30, 2012 were as follows:

	March 31, 2013		September 30, 2012
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
Upgrader Fund	$1,888,945	$—	$370,171	$—
Aggressive Fund	204,531	—	—	—
Conservative Fund	1,141,932	—	795,562	—
Flexible Income Fund	5,563,960	1,706,188	5,221,348	1,276,733
ETF Aggressive Fund	8,981	—	—	—
ETF Upgrader Fund	52,005	—	19,802	—
Tactical Fund	—	—	—	—
Tactical Total Return Fund	203,880	35,960	33,771	296,317

*  Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3).

As of September 30, 2012, components of distributable earnings on a tax basis were as follows:

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
Net tax unrealized appreciation	$21,555,813	$7,302,881	$2,401,661	$6,069,327
Undistributed ordinary income	1,551,411	72,581	571,576	3,670,080
Undistributed long-term capital gain	—	—	—	1,594,486
Total distributable earnings	1,551,411	72,581	571,576	5,264,566
Other accumulated gains/(losses)	(125,952,269)	(44,826,026)	(3,231,319)	—
Total accumulated earnings	$(102,845,045)	$(37,450,564)	$(258,082)	$11,333,893

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
Net tax unrealized appreciation	$1,313,474	$336,043	$677,125	$199,837
Unrealized on written options	—	—	1,116	112
Undistributed ordinary income	8,978	45,049	—	186,075
Undistributed long-term capital gain	—	—	—	35, 959
Total distributable earnings	8,978	45,049	—	222,034
Other accumulated gains/(losses)	(23,824,381)	(5,275,289)	(35,741,067)	—
Total accumulated earnings	$(22,501,929)	$(4,894,197)	$(35,062,826)	$421,983

Differences between book losses and tax-basis unrealized appreciation are attributable primarily to wash sale deferrals.  The Tactical Fund also had $162,854 in late year capital losses.

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2013 (Unaudited), Continued

Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available a credit facility pursuant to eight separate Loan and Security Agreements for each of the Funds to be used temporarily for extraordinary or emergency purposes, including the financing of redemption payments.  For the six months ended March 31, 2013, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  Advances are not collateralized by a first lien against the Funds’ assets.  During the six months ended March 31, 2013, the outstanding average daily balances for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund and Tactical Total Return Fund were $67,577, $23,863, $46,709, $120,819, $21,863, $4,335, $0 and $0, respectively.  The maximum amounts available were $25,000,000, $7,000,000, $4,000,000, $13,000,000 $1,000,000, $575,000, $2,000,000 and $775,000.  The maximum amounts outstanding during the six months ended March 31, 2013 were $1,004,000, $543,000, $1,324,000, $4,935,000, $396,000, $239,000, $0 and $0, respectively.  Interest expense amounted to $1,095, $387, $757, $2,001, $359, $70, $0 and $0, respectively for the six months ended March 31, 2013.  At March 31, 2013, the Flexible Income Fund and ETF Aggressive Fund had outstanding loan balances of $135,000 and $396,000, respectively.

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FundX Upgrader Funds

Expense Example For the Six Months Ended March 31, 2013 (Unaudited)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days.  There is no redemption fee for the ETF Aggressive Upgrader and ETF Upgrader Fund.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FundX Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,089	$6.51
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29

FundX Aggressive Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,086	$7.02
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.79

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended March 31, 2013 (Unaudited), Continued

FundX Conservative Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,064	$7.21
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.04

FundX Flexible Income Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,026	$4.75
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.73

FundX ETF Aggressive Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,054	$7.68
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54

FundX ETF Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,082	$7.79
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54

FundX Tactical Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,004	$6.89
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.94

FundX Tactical Total Return Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2012	Value 3/31/2013	During the Period*
Actual	$1,000	$1,009	$7.51
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54

*
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund were 1.25%, 1.35%, 1.40%, 0.94%, 1.50%, 1.50%, 1.38% and 1.50%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within five business days after each month-end.

Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Upgrader Fund	100.00%
Aggressive Fund	0.00%
Conservative Fund	37.56%
Flexible Income Fund	3.37%
ETF Aggressive Fund	0.00%
ETF Upgrader Fund	100.00%
Tactical Fund	0.00%
Tactical Total Return Fund	29.39%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2012 was as follows:

Upgrader Fund	100.00%
Aggressive Fund	0.00%
Conservative Fund	36.69%
Flexible Income Fund	3.33%
ETF Aggressive Fund	0.00%
ETF Upgrader Fund	100.00%
Tactical Fund	0.00%
Tactical Total Return Fund	29.11%

Householding (Unaudited)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably belive two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-gree (866) 455-FUND to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

WWW.UPGRADERFUNDS.COM

(This Page Intentionally Left Blank.)

Contact Us:
For more about our funds and their strategy:
800-763-8639 www.upgraderfunds.com
For account information: 866-455-FUND

Advisor
FundX Investment Group LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

FundX Upgrader Funds
Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331
FundX Tactical Upgrader Fund	TACTX	742935281
FundX Tactical Total Return Fund	TOTLX	742935190
This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/Elaine E. Richards
Elaine E. Richards, President

Date    June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Elaine E. Richards
Elaine E. Richards, President

Date    June 5, 2013

By (Signature and Title)*   /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date    June 5, 2013

* Print the name and title of each signing officer under his or her signature.